SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands		3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 03, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash and cash equivalents		$ 5,587	$ 10,583				$ 10,583	$ 53,085
Depreciation			3,600				14,400
Deferred finance costs, gross			41,020				41,020	44,741
Amortization of financing costs		3,322		$ 2,501			10,989	3,973	$ 0
Increase in Voyage Charter Revenues								40,454	40,454
Increase in Voyage Expenses								70,817	70,817
Allowance for doubtful accounts receivable			447				447	352
Ineffective Portion							0	0
Deferred tax assets, net, current					$ 5,464			5,312	5,464
Deferred tax liabilities, net, noncurrent		239,414	208,195				208,195	277,965
Other assets		19,906	18,455				18,455	18,772
Long-term debt		1,072,533	1,223,224				1,223,224	1,611,612
Goodwill and Intangible Asset Impairment									16,214
Long-term debt		1,143,687	1,286,263				1,286,263	1,623,926
Deferred Financing Costs Writeoff									4,603
Amortization of financing costs and discounts		3,322		$ 2,501			10,989	3,973
Adjustments for New Accounting Principle, Early Adoption [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred tax liabilities, net, noncurrent					364,490			277,965	364,490
Unsecured Debt [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred finance costs, gross			3,523				$ 3,523	0
Debtor reorganization items write off of deferred financing costs								5,914
Debtor reorganization items write off of debt discounts								2,909
Heidmar Lightering and International Crude Tankers Lightering Business [Member].
Summary Of Significant Accounting Policies [Line Items]
Goodwill					9,589				9,589
Goodwill, impairment loss					9,589
Customer Relationships [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, amortization method							straight-line basis
Finite-lived intangible asset, useful life							20 years
Finite-lived intangible asset, useful life							20 years
Scenario, Previously Reported [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred tax liabilities, net, noncurrent					$ 369,954			283,277	369,954
OIN Facilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash and cash equivalents		8,989	8,989				$ 8,989	70,093
Debt instrument, convenant threshold related to net cash proceeds from asset sales	$ 78,000
Unsecured Revolving Credit Facility and Secured Term Loan [Member]
Summary Of Significant Accounting Policies [Line Items]
Debtor reorganization items write off of deferred financing costs									4,603
Unsecured Senior Notes Due In 2013, 2018 and 2024 [Member].
Summary Of Significant Accounting Policies [Line Items]
Deferred finance costs, gross		$ 3,168	3,523				3,523
Debtor reorganization items write off of deferred financing costs								2,909
Debtor reorganization items write off of debt discounts								5,914
OIN Revolver Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred finance costs, gross			$ 2,922				$ 2,922	$ 3,445
Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		83.00%					77.00%	77.00%
Minimum [Member] | OIN Facilities [Member] | Scenario, Plan [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, convenant threshold related to net cash proceeds from asset sales						$ 5,000
Vessel/Fleet [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life							25 years
Property, plant and equipment salvage, value per ton | $ / item							300
Interest costs capitalized							$ 0	$ 0	0
Depreciation							$ 115,749	$ 113,020	$ 133,197
Other Property [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life							3 years
Other Property [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life							35 years
Drydock [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization period for deferred costs							2 years 6 months
Drydock [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization period for deferred costs							5 years